39882 1/98
Prospectus Supplement
dated January 12, 1998 to:
-----------------------------------------------------------------

The George Putnam Fund of Boston
Prospectuses dated November 30, 1997

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
                     Year         (at least 5 years)
                     ----         ----------------------------

Edward P. Bousa                   Employed as an investment
Senior Vice President             1994 professional by Putnam
                                  Management since 1992.

Jeffrey J. Kobylarz  1998         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since May, 1993.
                                       Prior to May, 1993, Mr.
                                       Kobylarz was an Assistant Vice
                                       President and analyst at Dean
                                       Witter Intercaptial from July,
                                       1989 to May, 1993.


Robert M. Paine                   Employed as an investment
Senior Vice President             1996 professional by Putnam
                                  Management since 1987.

Kenneth J. Taubes                 Employed as an investment
Senior Vice President             1993 professional by Putnam
                                  Management since 1991.